iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Axon Enterprise, Inc.
(a) (b)
.................... 228,573 $ 44,599,164
Boeing Co. (The)
(a)
........................ 249,393 52,661,826
BWX Technologies, Inc. .................... 51,287 3,670,610
HEICO Corp.
(b)
.......................... 133,539 23,628,390
HEICO Corp. , Class A ...................... 240,978 33,881,507
Lockheed Martin Corp. ..................... 744,939 342,955,017
Northrop Grumman Corp. ................... 26,832 12,230,026
Spirit AeroSystems Holdings, Inc. , Class A ........ 35,362 1,032,217
TransDigm Group, Inc. ..................... 29,113 26,031,971
540,690,728
a
Air Freight & Logistics  —  0 .2%
CH Robinson Worldwide, Inc. ................ 294,220 27,759,657
Expeditors International of Washington, Inc.
(b)
...... 68,218 8,263,246
United Parcel Service, Inc. , Class B ............ 660,864 118,459,872
154,482,775
a
Automobiles  —  3 .3%
Tesla, Inc.
(a) (b)
........................... 9,089,577 2,379,378,571
a
Banks  —  0 .1%
First Citizens BancShares, Inc. , Class A .......... 3,882 4,982,353
NU Holdings, Ltd. , Class A
(a)
................. 5,192,839 40,971,500
45,953,853
a
Beverages  —  1 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 28,690 8,849,144
Brown-Forman Corp. , Class A
(b)
............... 127,634 8,688,047
Brown-Forman Corp. , Class B , NVS ............ 479,735 32,036,703
Celsius Holdings, Inc.
(a) (b)
.................... 178,629 26,649,660
Coca-Cola Co. (The) ...................... 6,363,906 383,234,419
Constellation Brands, Inc. , Class A ............. 50,277 12,374,678
Monster Beverage Corp.
(a)
................... 2,450,150 140,736,616
PepsiCo, Inc. ........................... 3,136,022 580,853,995
1,193,423,262
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 5,813,375 783,236,014
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 327,715 62,246,187
Amgen, Inc. ............................ 1,196,658 265,682,009
Apellis Pharmaceuticals, Inc.
(a)
................ 327,591 29,843,540
BioMarin Pharmaceutical, Inc.
(a)
............... 72,556 6,289,154
Exact Sciences Corp.
(a) (b)
.................... 203,566 19,114,847
Exelixis, Inc.
(a)
........................... 777,504 14,858,101
Horizon Therapeutics PLC
(a)
................. 652,653 67,125,361
Incyte Corp.
(a)
........................... 446,985 27,824,816
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 402,723 16,523,725
Karuna Therapeutics, Inc.
(a)
.................. 104,429 22,645,429
Natera, Inc.
(a) (b)
.......................... 340,076 16,548,098
Neurocrine Biosciences, Inc.
(a)
................ 317,509 29,941,099
Regeneron Pharmaceuticals, Inc.
(a)
............. 23,170 16,648,572
Roivant Sciences, Ltd.
(a)
.................... 758,176 7,642,414
Sarepta Therapeutics, Inc.
(a) (b)
................ 293,851 33,651,817
Seagen, Inc.
(a)
........................... 461,621 88,843,578
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 222,175 10,248,933
Vertex Pharmaceuticals, Inc.
(a)
................ 776,509 273,261,282
1,792,174,976
a
Broadline Retail  —  5 .5%
Amazon.com, Inc.
(a)
....................... 29,680,475 3,869,146,721
Coupang, Inc.
(a) (b)
......................... 3,612,777 62,862,320
eBay, Inc. .............................. 108,902 4,866,830
Etsy, Inc.
(a) (b)
............................ 226,173 19,136,497
Security Shares Value
a
Broadline Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 64,977 $ 3,764,118
3,959,776,486
a
Building Products  —  0 .2%
A O Smith Corp. ......................... 43,139 3,139,656
Advanced Drainage Systems, Inc.
(b)
............ 204,968 23,321,259
Allegion PLC ............................ 266,684 32,007,414
Armstrong World Industries, Inc. ............... 42,941 3,154,446
Trane Technologies PLC .................... 220,799 42,230,017
Trex Co., Inc.
(a) (b)
......................... 358,659 23,513,684
127,366,476
a
Capital Markets  —  1 .2%
Ameriprise Financial, Inc. ................... 346,191 114,990,803
Ares Management Corp. , Class A .............. 526,618 50,739,644
Blackstone, Inc. , NVS ...................... 2,323,691 216,033,552
Blue Owl Capital, Inc. , Class A ................ 218,715 2,548,030
FactSet Research Systems, Inc. ............... 126,111 50,526,372
Houlihan Lokey, Inc. , Class A ................. 12,085 1,188,076
KKR & Co., Inc. .......................... 522,242 29,245,552
LPL Financial Holdings, Inc. .................. 259,088 56,333,504
MarketAxess Holdings, Inc. .................. 121,924 31,873,372
Moody's Corp. ........................... 476,659 165,743,868
Morningstar, Inc. ......................... 84,440 16,556,151
MSCI, Inc. , Class A ....................... 128,182 60,154,531
S&P Global, Inc. ......................... 87,560 35,101,928
TPG, Inc. , Class A ........................ 61,118 1,788,313
Tradeweb Markets, Inc. , Class A
(b)
............. 130,832 8,959,375
XP, Inc. , Class A
(a) (b)
....................... 90,577 2,124,936
843,908,007
a
Chemicals  —  0 .6%
Axalta Coating Systems Ltd.
(a)
................ 77,769 2,551,601
Ecolab, Inc. ............................ 636,573 118,841,813
FMC Corp. ............................. 61,128 6,378,096
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 528,462 982,939
Linde PLC ............................. 152,192 57,997,327
PPG Industries, Inc. ....................... 193,649 28,718,147
RPM International, Inc. ..................... 79,805 7,160,903
Scotts Miracle-Gro Co. (The) , Class A ........... 135,615 8,501,704
Sherwin-Williams Co. (The) .................. 652,576 173,271,980
404,404,510
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 253,908 126,212,589
Copart, Inc.
(a)
........................... 1,412,517 128,835,676
MSA Safety, Inc. ......................... 20,454 3,558,178
RB Global, Inc.
(b)
......................... 456,525 27,391,500
Rollins, Inc. ............................. 726,310 31,107,857
Tetra Tech, Inc. .......................... 31,510 5,159,447
Waste Management, Inc. .................... 1,204,256 208,842,075
531,107,322
a
Communications Equipment  —  0 .4%
Arista Networks, Inc.
(a)
..................... 825,774 133,824,934
Motorola Solutions, Inc. .................... 500,558 146,803,650
Ubiquiti, Inc. ............................ 11,521 2,024,816
282,653,400
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 53,294 9,847,665
Quanta Services, Inc.
(b)
..................... 124,243 24,407,537
Valmont Industries, Inc. ..................... 4,493 1,307,688
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 162,820 7,781,168
43,344,058
a

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .0%
Eagle Materials, Inc.
(b)
...................... 77,158 $ 14,383,794
Vulcan Materials Co. ...................... 95,793 21,595,574
35,979,368
a
Consumer Finance  —  0 .2%
American Express Co. ..................... 639,355 111,375,641
SLM Corp. ............................. 312,049 5,092,640
116,468,281
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 117,684 2,567,865
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 151,197 9,526,923
Casey's General Stores, Inc. ................. 17,621 4,297,409
Costco Wholesale Corp. .................... 1,459,517 785,774,762
Dollar General Corp. ...................... 721,364 122,473,180
Performance Food Group Co.
(a)
............... 236,572 14,251,097
Sysco Corp. ............................ 1,671,115 123,996,733
Target Corp. ............................ 1,515,095 199,841,031
1,262,729,000
a
Containers & Packaging  —  0 .1%
Ardagh Metal Packaging SA ................. 438,154 1,647,459
Avery Dennison Corp. ...................... 87,283 14,995,219
Graphic Packaging Holding Co. ............... 535,149 12,859,631
Sealed Air Corp. ......................... 261,181 10,447,240
39,949,549
a
Distributors  —  0 .1%
Pool Corp. ............................. 125,048 46,847,983
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 23,383 2,161,758
Grand Canyon Education, Inc.
(a)
............... 27,693 2,858,195
H&R Block, Inc. .......................... 323,220 10,301,022
Service Corp. International .................. 177,936 11,492,886
26,813,861
a
Diversified Telecommunication Services  —  0 .0%
Iridium Communications, Inc. ................. 383,418 23,817,926
a
Electrical Equipment  —  0 .2%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 918,306 8,071,910
Hubbell, Inc. ............................ 80,274 26,615,647
Rockwell Automation, Inc. ................... 378,324 124,638,842
Vertiv Holdings Co. , Class A ................. 77,515 1,920,047
161,246,446
a
Electronic Equipment, Instruments & Components  —  0 .3%
Amphenol Corp. , Class A ................... 966,591 82,111,906
CDW Corp. ............................. 419,588 76,994,398
Jabil, Inc.
(b)
............................. 266,839 28,799,933
Keysight Technologies, Inc.
(a)
................. 149,292 24,998,945
National Instruments Corp. .................. 336,574 19,319,348
Vontier Corp. ............................ 172,789 5,565,534
Zebra Technologies Corp. , Class A
(a)
............ 30,269 8,954,478
246,744,542
a
Energy Equipment & Services  —  0 .0%
Halliburton Co. .......................... 593,546 19,581,083
a
Entertainment  —  1 .1%
Live Nation Entertainment, Inc.
(a)
.............. 116,211 10,587,984
Netflix, Inc.
(a)
............................ 1,444,574 636,320,401
Playtika Holding Corp.
(a) (b)
................... 65,641 761,436
ROBLOX Corp. , Class A
(a) (b)
.................. 1,513,994 61,013,958
Roku, Inc. , Class A
(a) (b)
..................... 50,198 3,210,664
Spotify Technology SA
(a)
.................... 462,014 74,176,348
Security Shares Value
a
Entertainment (continued)
World Wrestling Entertainment, Inc. , Class A ...... 141,857 $ 15,387,229
801,458,020
a
Financial Services  —  4 .2%
Apollo Global Management, Inc. ............... 1,717,800 131,944,218
Block, Inc. , Class A
(a)
...................... 662,934 44,131,516
Equitable Holdings, Inc. .................... 1,174,430 31,897,519
Euronet Worldwide, Inc.
(a) (b)
.................. 77,518 9,098,288
Fiserv, Inc.
(a)
............................ 555,699 70,101,429
FleetCor Technologies, Inc.
(a) (b)
................ 219,659 55,151,982
Jack Henry & Associates, Inc. ................ 75,742 12,673,909
Mastercard, Inc. , Class A .................... 2,763,883 1,087,035,184
PayPal Holdings, Inc.
(a) (b)
.................... 3,350,824 223,600,485
Rocket Companies, Inc. , Class A
(a) (b)
............ 205,323 1,839,694
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 178,560 12,126,010
Toast, Inc. , Class A
(a) (b)
..................... 1,163,843 26,267,936
UWM Holdings Corp. , Class A
(b)
............... 109,143 611,201
Visa, Inc. , Class A ........................ 5,334,798 1,266,907,829
Western Union Co. (The) ................... 181,435 2,128,233
WEX, Inc.
(a)
............................. 64,333 11,713,109
2,987,228,542
a
Food Products  —  0 .2%
Freshpet, Inc.
(a) (b)
......................... 41,248 2,714,531
Hershey Co. (The) ........................ 360,064 89,907,981
Lamb Weston Holdings, Inc. ................. 452,595 52,025,795
144,648,307
a
Ground Transportation  —  0 .9%
Avis Budget Group, Inc.
(a) (b)
.................. 23,094 5,280,905
CSX Corp. ............................. 740,961 25,266,770
JB Hunt Transport Services, Inc. .............. 53,284 9,646,002
Landstar System, Inc. ...................... 93,499 18,002,297
Lyft, Inc. , Class A
(a) (b)
....................... 1,007,104 9,658,127
Old Dominion Freight Line, Inc.
(b)
.............. 302,465 111,836,434
Saia, Inc.
(a) (b)
............................ 9,593 3,284,739
Uber Technologies, Inc.
(a) (b)
.................. 6,388,780 275,803,633
U-Haul Holding Co. ....................... 11,316 626,001
U-Haul Holding Co. , Series N , NVS
(b)
........... 101,841 5,160,284
Union Pacific Corp. ....................... 859,438 175,858,204
640,423,396
a
Health Care Equipment & Supplies  —  2 .0%
Abbott Laboratories ....................... 358,652 39,100,241
Align Technology, Inc.
(a) (b)
.................... 251,520 88,947,533
Dexcom, Inc.
(a)
.......................... 1,273,492 163,656,457
Edwards Lifesciences Corp.
(a) (b)
............... 1,982,985 187,054,975
GE HealthCare Technologies, Inc. ............. 97,405 7,913,182
IDEXX Laboratories, Inc.
(a)
................... 271,140 136,174,642
Inspire Medical Systems, Inc.
(a) (b)
.............. 94,453 30,663,222
Insulet Corp.
(a)
........................... 228,439 65,868,101
Intuitive Surgical, Inc.
(a)
..................... 1,150,514 393,406,757
Masimo Corp.
(a)
.......................... 156,086 25,683,951
Novocure Ltd.
(a) (b)
......................... 344,694 14,304,801
Penumbra, Inc.
(a) (b)
........................ 119,166 41,000,254
ResMed, Inc. ........................... 478,114 104,467,909
Shockwave Medical, Inc.
(a)
................... 119,123 33,998,895
Stryker Corp. ........................... 297,397 90,732,851
Tandem Diabetes Care, Inc.
(a)
................ 28,562 700,912
1,423,674,683
a
Health Care Providers & Services  —  2 .4%
agilon health, Inc.
(a) (b)
...................... 809,186 14,031,285
AmerisourceBergen Corp. ................... 532,338 102,437,802
Cardinal Health, Inc. ....................... 434,074 41,050,378
Chemed Corp. ........................... 34,471 18,671,907

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 71,042 $ 19,934,385
DaVita, Inc.
(a) (b)
.......................... 179,973 18,081,887
Elevance Health, Inc. ...................... 103,683 46,065,320
Encompass Health Corp. ................... 22,058 1,493,547
HCA Healthcare, Inc. ...................... 139,168 42,234,705
Humana, Inc. ........................... 178,725 79,913,309
McKesson Corp. ......................... 172,113 73,545,606
Molina Healthcare, Inc.
(a)
.................... 103,274 31,110,260
UnitedHealth Group, Inc. .................... 2,575,330 1,237,806,611
1,726,377,002
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 141,999 2,585,802
Doximity, Inc. , Class A
(a) (b)
................... 169,526 5,767,274
Veeva Systems, Inc. , Class A
(a) (b)
.............. 475,983 94,116,119
102,469,195
a
Hotels, Restaurants & Leisure  —  3 .0%
Airbnb, Inc. , Class A
(a) (b)
..................... 1,335,052 171,100,264
Booking Holdings, Inc.
(a) (b)
................... 122,230 330,061,336
Caesars Entertainment, Inc.
(a) (b)
............... 276,390 14,087,598
Chipotle Mexican Grill, Inc.
(a) (b)
................ 90,479 193,534,581
Choice Hotels International, Inc.
(b)
.............. 104,547 12,286,363
Churchill Downs, Inc. ...................... 233,991 32,564,527
Darden Restaurants, Inc. ................... 185,249 30,951,403
Domino's Pizza, Inc. ....................... 116,283 39,186,208
DoorDash, Inc. , Class A
(a) (b)
.................. 779,130 59,541,115
DraftKings, Inc. , Class A
(a) (b)
.................. 1,373,649 36,497,854
Expedia Group, Inc.
(a) (b)
..................... 345,448 37,788,557
Hilton Worldwide Holdings, Inc. ............... 387,026 56,331,634
Las Vegas Sands Corp.
(a)
................... 1,017,114 58,992,612
Marriott International, Inc. , Class A ............. 831,038 152,653,370
McDonald's Corp. ........................ 992,246 296,096,129
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 334,682 7,286,027
Planet Fitness, Inc. , Class A
(a) (b)
............... 133,556 9,007,017
Royal Caribbean Cruises Ltd.
(a)
............... 231,515 24,017,366
Starbucks Corp. .......................... 3,716,622 368,168,575
Texas Roadhouse, Inc. ..................... 219,620 24,658,934
Travel + Leisure Co. ....................... 110,450 4,455,553
Vail Resorts, Inc. ......................... 13,001 3,273,132
Wendy's Co. (The) ........................ 569,199 12,380,078
Wingstop, Inc. ........................... 98,381 19,691,941
Wyndham Hotels & Resorts, Inc. .............. 19,603 1,344,178
Wynn Resorts Ltd. ........................ 20,814 2,198,167
Yum! Brands, Inc. ........................ 810,644 112,314,726
2,110,469,245
a
Household Durables  —  0 .0%
NVR, Inc.
(a)
............................. 865 5,493,286
Tempur Sealy International, Inc. ............... 111,265 4,458,389
TopBuild Corp.
(a)
......................... 6,767 1,800,157
11,751,832
a
Household Products  —  0 .7%
Church & Dwight Co., Inc. ................... 721,392 72,305,120
Clorox Co. (The) ......................... 407,703 64,841,085
Kimberly-Clark Corp. ...................... 1,044,015 144,136,711
Procter & Gamble Co. (The) ................. 1,458,072 221,247,845
502,530,761
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,341,006 27,799,054
Vistra Corp. ............................ 358,899 9,421,099
37,220,153
a
Security Shares Value
a
Industrial Conglomerates  —  0 .1%
Honeywell International, Inc. ................. 283,453 $ 58,816,497
a
Insurance  —  0 .8%
Arch Capital Group Ltd.
(a) (b)
.................. 165,742 12,405,789
Arthur J Gallagher & Co. .................... 38,971 8,556,862
Brighthouse Financial, Inc.
(a)
................. 22,332 1,057,420
Brown & Brown, Inc. ....................... 303,850 20,917,034
Everest Re Group Ltd. ..................... 18,768 6,416,028
Kinsale Capital Group, Inc. .................. 71,698 26,829,392
Lincoln National Corp. ..................... 51,624 1,329,834
Marsh & McLennan Companies, Inc. ............ 1,306,015 245,635,301
Primerica, Inc. ........................... 77,330 15,292,781
Progressive Corp. (The) .................... 1,441,965 190,872,907
RenaissanceRe Holdings Ltd. ................ 42,753 7,974,290
RLI Corp. .............................. 29,189 3,983,423
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 304,744 13,679,958
Willis Towers Watson PLC ................... 43,786 10,311,603
565,262,622
a
Interactive Media & Services  —  9 .2%
Alphabet, Inc. , Class A
(a)
.................... 19,576,827 2,343,346,192
Alphabet, Inc. , Class C , NVS
(a)
................ 16,965,770 2,052,349,197
Match Group, Inc.
(a)
....................... 825,223 34,535,583
Meta Platforms, Inc. , Class A
(a)
................ 7,286,741 2,091,148,932
Pinterest, Inc. , Class A
(a)
.................... 1,957,173 53,509,110
ZoomInfo Technologies, Inc.
(a) (b)
............... 529,827 13,452,307
6,588,341,321
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 2,081,545 642,323,156
Cloudflare, Inc. , Class A
(a) (b)
.................. 948,272 61,988,541
EPAM Systems, Inc.
(a) (b)
.................... 183,635 41,271,966
Gartner, Inc.
(a)
........................... 252,269 88,372,353
Globant SA
(a)
............................ 135,434 24,340,198
GoDaddy, Inc. , Class A
(a)
.................... 306,982 23,063,558
MongoDB, Inc. , Class A
(a) (b)
.................. 216,240 88,872,478
Okta, Inc. , Class A
(a)
....................... 31,582 2,190,212
Snowflake, Inc. , Class A
(a) (b)
.................. 1,020,566 179,599,205
Twilio, Inc. , Class A
(a)
...................... 91,766 5,838,153
VeriSign, Inc.
(a)
.......................... 15,763 3,561,965
1,161,421,785
a
Leisure Products  —  0 .0%
Brunswick Corp. ......................... 18,629 1,614,017
Peloton Interactive, Inc. , Class A
(a) (b)
............ 1,012,593 7,786,840
Polaris, Inc.
(b)
........................... 15,582 1,884,331
YETI Holdings, Inc.
(a) (b)
..................... 285,076 11,072,352
22,357,540
a
Life Sciences Tools & Services  —  1 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 301,571 16,839,725
Agilent Technologies, Inc. ................... 790,859 95,100,795
Bio-Techne Corp.
(b)
........................ 482,132 39,356,435
Bruker Corp. ............................ 349,295 25,819,886
ICON PLC
(a)
............................ 39,898 9,982,480
Illumina, Inc.
(a)
........................... 154,858 29,034,326
IQVIA Holdings, Inc.
(a)
...................... 562,720 126,482,574
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
.... 208,937 2,597,087
Medpace Holdings, Inc.
(a)
................... 76,528 18,379,730
Mettler-Toledo International, Inc.
(a) (b)
............ 71,705 94,051,146
Repligen Corp.
(a)
......................... 80,612 11,403,373
Sotera Health Co.
(a) (b)
...................... 228,015 4,295,803
Thermo Fisher Scientific, Inc. ................. 782,885 408,470,249
Waters Corp.
(a)
.......................... 193,120 51,474,205

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 243,762 $ 93,231,652
1,026,519,466
a
Machinery  —  1 .4%
Allison Transmission Holdings, Inc. ............. 28,939 1,633,896
Caterpillar, Inc. .......................... 1,275,956 313,948,974
Deere & Co. ............................ 839,974 340,349,065
Donaldson Co., Inc. ....................... 165,055 10,317,588
Graco, Inc. ............................. 224,539 19,388,943
IDEX Corp. ............................. 20,121 4,331,246
Illinois Tool Works, Inc. ..................... 814,140 203,665,262
Lincoln Electric Holdings, Inc. ................ 171,440 34,053,127
Otis Worldwide Corp. ...................... 80,175 7,136,377
Toro Co. (The) ........................... 342,548 34,820,004
Xylem, Inc. ............................. 92,743 10,444,717
980,089,199
a
Media  —  0 .3%
Cable One, Inc. .......................... 1,337 878,516
Charter Communications, Inc. , Class A
(a) (b)
........ 337,649 124,042,113
Liberty Broadband Corp. , Class A
(a)
............. 11,211 893,853
Liberty Broadband Corp. , Class C , NVS
(a)
........ 79,205 6,345,113
Nexstar Media Group, Inc. ................... 38,557 6,421,668
Trade Desk, Inc. (The) , Class A
(a) (b)
............. 1,451,074 112,051,934
250,633,197
a
Metals & Mining  —  0 .0%
Southern Copper Corp. ..................... 280,210 20,102,265
a
Oil, Gas & Consumable Fuels  —  0 .5%
Antero Midstream Corp. .................... 371,959 4,314,724
APA Corp. ............................. 903,236 30,863,574
Cheniere Energy, Inc. ...................... 798,430 121,648,795
Hess Corp. ............................. 511,256 69,505,253
New Fortress Energy, Inc. , Class A ............. 212,737 5,697,097
ONEOK, Inc. ............................ 80,787 4,986,174
Ovintiv, Inc. ............................. 353,080 13,441,756
Targa Resources Corp. ..................... 736,279 56,030,832
Texas Pacific Land Corp. .................... 18,982 24,989,803
331,478,008
a
Passenger Airlines  —  0 .0%
American Airlines Group, Inc.
(a)
................ 791,722 14,203,493
Delta Air Lines, Inc.
(a)
...................... 107,559 5,113,355
19,316,848
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 239,129 46,960,153
a
Pharmaceuticals  —  2 .5%
Eli Lilly & Co. ........................... 2,787,919 1,307,478,253
Jazz Pharmaceuticals PLC
(a)
................. 103,881 12,878,128
Merck & Co., Inc. ......................... 1,539,675 177,663,098
Zoetis, Inc. , Class A ....................... 1,524,701 262,568,759
1,760,588,238
a
Professional Services  —  1 .1%
Automatic Data Processing, Inc. ............... 1,168,940 256,921,323
Booz Allen Hamilton Holding Corp. , Class A ....... 428,040 47,769,264
Broadridge Financial Solutions, Inc. ............ 323,259 53,541,388
Ceridian HCM Holding, Inc.
(a) (b)
................ 41,674 2,790,908
Equifax, Inc.
(b)
........................... 278,034 65,421,400
FTI Consulting, Inc.
(a) (b)
..................... 20,220 3,845,844
Genpact Ltd. ............................ 146,651 5,509,678
KBR, Inc. .............................. 161,727 10,521,959
Paychex, Inc. ........................... 1,061,035 118,697,985
Security Shares Value
a
Professional Services (continued)
Paycom Software, Inc. ..................... 170,364 $ 54,727,731
Paycor HCM, Inc.
(a)
....................... 83,120 1,967,450
Paylocity Holding Corp.
(a) (b)
.................. 137,970 25,459,604
Verisk Analytics, Inc. ....................... 469,892 106,209,689
753,384,223
a
Real Estate Management & Development  —  0 .1%
CoStar Group, Inc.
(a)
....................... 571,350 50,850,150
a
Residential REITs  —  0 .0%
Equity LifeStyle Properties, Inc. ............... 190,870 12,767,294
Sun Communities, Inc. ..................... 88,029 11,484,264
UDR, Inc. .............................. 60,369 2,593,452
26,845,010
a
Retail REITs  —  0 .0%
Simon Property Group, Inc. .................. 232,511 26,850,370
a
Semiconductors & Semiconductor Equipment  —  9 .3%
Advanced Micro Devices, Inc.
(a)
............... 3,004,565 342,249,999
Allegro MicroSystems, Inc.
(a) (b)
................ 219,988 9,930,258
Applied Materials, Inc. ..................... 2,349,772 339,636,045
Broadcom, Inc. .......................... 1,344,678 1,166,414,037
Enphase Energy, Inc.
(a) (b)
.................... 438,593 73,455,556
Entegris, Inc. ............................ 25,512 2,827,240
KLA Corp. .............................. 451,874 219,167,927
Lam Research Corp. ...................... 418,495 269,033,696
Lattice Semiconductor Corp.
(a) (b)
............... 447,556 42,996,705
Microchip Technology, Inc. ................... 1,263,001 113,152,260
Monolithic Power Systems, Inc. ............... 149,366 80,691,994
NVIDIA Corp. ........................... 7,827,838 3,311,332,031
QUALCOMM, Inc. ........................ 3,204,772 381,496,059
Teradyne, Inc. ........................... 426,629 47,496,607
Texas Instruments, Inc. ..................... 1,220,073 219,637,541
Universal Display Corp. .................... 69,367 9,997,866
6,629,515,821
a
Software  —  18 .2%
Adobe, Inc.
(a)
............................ 1,509,454 738,107,912
Alteryx, Inc. , Class A
(a) (b)
.................... 201,147 9,132,074
ANSYS, Inc.
(a) (b)
.......................... 235,949 77,926,876
AppLovin Corp. , Class A
(a) (b)
.................. 192,323 4,948,471
Atlassian Corp. , Class A
(a) (b)
.................. 476,861 80,022,045
Autodesk, Inc.
(a)
.......................... 707,653 144,792,880
Bentley Systems, Inc. , Class B
(b)
............... 585,215 31,736,210
Cadence Design Systems, Inc.
(a)
.............. 890,370 208,809,572
Confluent, Inc. , Class A
(a) (b)
.................. 607,956 21,466,926
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 693,306 101,825,852
Datadog, Inc. , Class A
(a) (b)
................... 899,658 88,508,354
DocuSign, Inc.
(a) (b)
........................ 664,591 33,953,954
DoubleVerify Holdings, Inc.
(a) (b)
................ 369,351 14,375,141
Dropbox, Inc. , Class A
(a) (b)
................... 764,675 20,393,882
Dynatrace, Inc.
(a) (b)
........................ 718,073 36,959,217
Elastic NV
(a)
............................ 255,470 16,380,736
Fair Isaac Corp.
(a)
......................... 79,895 64,651,833
Five9, Inc.
(a) (b)
........................... 233,558 19,256,857
Fortinet, Inc.
(a)
........................... 2,162,791 163,485,372
Gen Digital, Inc. .......................... 283,937 5,267,031
Gitlab, Inc. , Class A
(a)
...................... 160,526 8,204,484
HashiCorp, Inc. , Class A
(a) (b)
.................. 208,624 5,461,776
HubSpot, Inc.
(a) (b)
......................... 150,409 80,031,125
Informatica, Inc. , Class A
(a) (b)
................. 20,099 371,832
Intuit, Inc. .............................. 899,937 412,342,134
Manhattan Associates, Inc.
(a) (b)
................ 202,471 40,469,904
Microsoft Corp. .......................... 24,517,660 8,349,243,936

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
nCino, Inc.
(a) (b)
........................... 20,391 $ 614,177
New Relic, Inc.
(a) (b)
........................ 181,294 11,863,879
Nutanix, Inc. , Class A
(a)
..................... 183,379 5,143,781
Oracle Corp. ............................ 2,058,702 245,170,821
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 6,170,912 94,600,081
Palo Alto Networks, Inc.
(a) (b)
.................. 982,263 250,978,019
Pegasystems, Inc. ........................ 137,954 6,801,132
Procore Technologies, Inc.
(a) (b)
................ 257,805 16,775,371
PTC, Inc.
(a)
............................. 186,843 26,587,759
RingCentral, Inc. , Class A
(a)
.................. 280,751 9,188,980
Salesforce, Inc.
(a)
......................... 2,351,081 496,689,372
SentinelOne, Inc. , Class A
(a) (b)
................ 82,849 1,251,020
ServiceNow, Inc.
(a) (b)
....................... 670,701 376,913,841
Smartsheet, Inc. , Class A
(a) (b)
................. 412,219 15,771,499
Splunk, Inc.
(a)
........................... 529,683 56,194,070
Synopsys, Inc.
(a)
......................... 500,356 217,860,006
Teradata Corp.
(a)
......................... 334,078 17,843,106
Tyler Technologies, Inc.
(a) (b)
.................. 103,903 43,272,482
UiPath, Inc. , Class A
(a) (b)
.................... 946,514 15,683,737
Unity Software, Inc.
(a) (b)
..................... 372,042 16,154,064
VMware, Inc. , Class A
(a)
.................... 708,648 101,825,631
Workday, Inc. , Class A
(a) (b)
................... 651,412 147,147,457
Zscaler, Inc.
(a) (b)
.......................... 286,772 41,954,744
12,994,411,415
a
Specialized REITs  —  0 .8%
American Tower Corp. ..................... 1,533,558 297,418,238
Crown Castle, Inc. ........................ 150,774 17,179,190
Equinix, Inc. ............................ 154,358 121,007,411
Extra Space Storage, Inc. ................... 25,380 3,777,813
Iron Mountain, Inc. ........................ 471,064 26,765,856
Lamar Advertising Co. , Class A ............... 220,108 21,845,719
Public Storage ........................... 299,255 87,346,549
SBA Communications Corp. , Class A ............ 35,643 8,260,622
583,601,398
a
Specialty Retail  —  3 .4%
AutoZone, Inc.
(a) (b)
........................ 50,488 125,884,760
Best Buy Co., Inc. ........................ 87,706 7,187,507
Burlington Stores, Inc.
(a) (b)
................... 212,285 33,411,536
CarMax, Inc.
(a) (b)
.......................... 29,057 2,432,071
Dick's Sporting Goods, Inc. .................. 14,608 1,931,031
Five Below, Inc.
(a)
......................... 180,000 35,377,200
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 341,905 35,544,444
Home Depot, Inc. (The) .................... 3,336,331 1,036,397,862
Lowe's Companies, Inc. .................... 1,441,020 325,238,214
Murphy USA, Inc. ........................ 61,475 19,125,487
O'Reilly Automotive, Inc.
(a)
................... 170,476 162,855,723
RH
(a) (b)
................................ 8,758 2,886,549
Ross Stores, Inc. ......................... 1,031,777 115,693,155
TJX Companies, Inc. (The) .................. 3,794,038 321,696,482
Tractor Supply Co. ........................ 360,551 79,717,826
Ulta Beauty, Inc.
(a)
........................ 164,827 77,566,762
Valvoline, Inc. ........................... 147,707 5,540,490
Victoria's Secret & Co.
(a) (b)
................... 114,564 1,996,850
Wayfair, Inc. , Class A
(a) (b)
.................... 94,575 6,148,321
Williams-Sonoma, Inc. ..................... 27,620 3,456,367
2,400,088,637
a
Technology Hardware, Storage & Peripherals  —  13 .4%
Apple, Inc. ............................. 49,163,868 9,536,315,476
HP, Inc. ............................... 579,345 17,791,685
NetApp, Inc. ............................ 279,698 21,368,927
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc. , Class A
(a)
................. 722,530 $ 26,603,555
9,602,079,643
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Crocs, Inc.
(a)
............................ 199,859 22,472,146
Deckers Outdoor Corp.
(a) (b)
................... 86,501 45,643,117
Lululemon Athletica, Inc.
(a) (b)
.................. 366,396 138,680,886
Nike, Inc. , Class B ........................ 2,087,951 230,447,152
Skechers USA, Inc. , Class A
(a)
................ 32,048 1,687,648
Tapestry, Inc. ............................ 49,614 2,123,479
441,054,428
a
Trading Companies & Distributors  —  0 .3%
Fastenal Co. ............................ 1,409,226 83,130,242
Ferguson PLC ........................... 36,620 5,760,692
SiteOne Landscape Supply, Inc.
(a) (b)
............. 47,012 7,867,928
United Rentals, Inc. ....................... 46,223 20,586,338
Watsco, Inc. ............................ 27,162 10,361,488
WW Grainger, Inc. ........................ 146,972 115,900,649
243,607,337
a
Total Long-Term Investments — 99.8%
(Cost: $ 52,117,082,561 ) .............................. 71,351,269,170
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.31%
(c) (d) (e)
...................... 682,606,050 682,742,571
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................ 93,413,844 93,413,844
a
Total Short-Term Securities — 1.1%
(Cost: $ 775,677,820 ) ................................ 776,156,415
Total Investments — 100.9%
(Cost: $ 52,892,760,381 ) .............................. 72,127,425,585
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (656,191,062)
Net Assets — 100.0% ................................. $ 71,471,234,523
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell 1000 Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,194,613,409  $ —  $ (511,823,457)
(a)
$ 159,422  $ (206,803) $ 682,742,571  682,606,050  $ 1,328,387
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 90,622,505  2,791,339
(a)
—  —  —  93,413,844  93,413,844  1,123,994  —
$ 159,422  $ (206,803)
$ 776,156,415
$ 2,452,381  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini NASDAQ 100 Index ............................................................... 219  09/15/23 $ 67,176  $ 2,831,382
E-Mini S&P 500 Index ................................................................... 200  09/15/23 44,883  1,458,592
$ 4,289,974

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 71,351,269,170  $ —  $ —  $ 71,351,269,170
Short-Term Securities
Money Market Funds ...................................... 776,156,415  —  —  776,156,415
$ 72,127,425,585  $ —  $ —  $ 72,127,425,585
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,289,974  $ —  $ —  $ 4,289,974
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)